Use of Estimates	3 Months Ended
Mar. 31, 2024
Use Of Estimates [Abstract]
Use of Estimates
2. Use of Estimates
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of r evenue and ex
penses during the reporting period. The Company’s most significant estimates and critical accounting policies involve reviewing a ssets for
impairment and determining the assumptions used in measuring stock-based compensation expense.